Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Details of Significant Subsidiaries of the Group
Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2020	31.12.2021
		%	%

Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Accessories Manufacturing Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yulin Hotel Company Limited	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2

Subsidiary having Non-controlling Interests that are Material to the Group
The Group has the following subsidiary that has
non-controlling
interests (“NCI”) that are material to the Group.

	31.12.2019	31.12.2020	31.12.2021
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2021 US$’000
Accumulated balances of material NCI

Yuchai	2,603,227	2,624,933	2,574,669	407,243

Profit allocated to material NCI
Yuchai	254,284	229,231	153,500	24,280

Dividends paid to material NCI
Yuchai	207,514	207,514	203,753	32,228

Summarized Financial Information Including Goodwill on Acquisition and Consolidation Adjustment But Before Intercompany Eliminations of Subsidiaries with Material Non-controlling Interests
Summarized financial information including goodwill on acquisition and consolidation adjustments but
before intercompany eliminations of subsidiaries with material non-controlling
interests are as follows:

31.12.2019
Yuchai RMB’000
Summarized statement of comprehensive income

Revenue	17,980,304

Profit after tax	825,807

Total comprehensive income for the year	828,861

Attributable to NCI	254,284

Summarized statement of cash flows
Operating	1,632,557
Investing	(858,904)
Financing	(656,576)

Net increase in cash and cash equivalents	117,077

31.12.2020
Yuchai
RMB’000
Summarized statement of financial position

Current assets	18,395,754
Non-current assets, excluding goodwill	6,722,233
Goodwill	212,636
Current liabilities	(13,035,680)
Non-current liabilities	(1,293,007)

Net assets	11,001,936

Total equity	11,001,936

Attributable to NCI	2,624,933

Summarized statement of comprehensive income
Revenue	20,557,660

Profit after tax	829,042

Total comprehensive income for the year	826,214

Attributable to NCI	229,231

Summarized statement of cash flows
Operating	1,476,034
Investing	(794,291)
Financing	(505,997)

Net increase in cash and cash equivalents	175,746

	31.12.2021
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position

Current assets	17,067,747	2,699,653
Non-current assets, excluding goodwill	6,812,500	1,077,552
Goodwill	212,636	33,633
Current liabilities	(12,620,344)	(1,996,195)
Non-current liabilities	(781,986)	(123,689)

Net assets	10,690,553	1,690,954

Total equity	10,690,553	1,690,954

Attributable to NCI	2,574,669	407,243

Summarized statement of comprehensive income
Revenue	21,254,134	3,361,826

Profit after tax	443,499	70,149

Total comprehensive income for the year	506,769	80,157

Attributable to NCI	153,500	24,280

Summarized statement of cash flows
Operating	588,727	93,121
Investing	(674,686)	(106,717)
Financing	(1,002,764)	(158,610)

Net increase in cash and cash equivalents	(1,088,723)	(172,206)